SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 11 – SUBSEQUENT EVENTS

Shares issued for conversion of convertible debt

On April 1, 2016, pursuant to a conversion notice, $54,375 of interest was converted at $0.01705 into 3,189,150 shares of common stock (See Note 5).

On April 4, 2016, pursuant to a conversion notice, $75,000 of principal was converted at $0.01705 into 4,398,827 shares of common stock (See Note 5).

On April 5, 2016, pursuant to a conversion notice, $70,000 of principal was converted at $0.01705 into 4,105,572 shares of common stock (See Note 5).

On April 7, 2016, pursuant to a conversion notice, $75,000 of principal was converted at $0.01705 into 4,398,827 shares of common stock (See Note 5).

On April 12, 2016, pursuant to a conversion notice, $75,000 of principal was converted at $0.019375 into 3,870,968 shares of common stock (See Note 5).

On April 18, 2016, pursuant to a conversion notice, $75,000 of principal was converted at $0.0194525 into 3,855,546 shares of common stock (See Note 5).

On April 19, 2016, pursuant to a conversion notice, $75,000 of principal was converted at $0.0194525 into 3,855,546 shares of common stock (See Note 5).

On April 20, 2016, pursuant to a conversion notice, $29,218 of principal and interest was converted at $0.01419 into 2,059,042 shares of common stock (See Note 5).

On April 21, 2016, pursuant to a conversion notice, $75,000 of principal was converted at $0.01984 into 3,780,242 shares of common stock (See Note 5).

On April 21, 2016, pursuant to a conversion notice, $15,628 of principal and interest was converted at $0.01419 into 1,101,335 shares of common stock (See Note 5).

On April 22, 2016, pursuant to a conversion notice, $48,610 of principal and interest was converted at $0.01419 into 3,425,642 shares of common stock (See Note 5).

On April 22, 2016, pursuant to a conversion notice, $150,000 of principal was converted at $0.01984 into 7,560,484 shares of common stock (See Note 5).

On April 26, 2016, pursuant to a conversion notice, $150,000 of principal was converted at $0.01984 into 7,560,484 shares of common stock (See Note 5).

On April 27, 2016, pursuant to a conversion notice, $156,477 of principal and interest was converted at $0.01463 into 10,695,606 shares of common stock (See Note 5).

On April 27, 2016, pursuant to a conversion notice, $634,880 of principal was converted at $0.01984 into 32,000,000 shares of common stock (See Note 5).

On April 27, 2016, pursuant to a conversion notice, $26,868 of principal and interest was converted at $0.01463 into 1,836,534 shares of common stock (See Note 5).

On May 2, 2016, pursuant to a conversion notice, $325,000 of principal was converted at $0.020925 into 15,531,661 shares of common stock (See Note 5).

Shares issued for services

On April 14, 2016 (“Grant Date”), the Board of Directors of the Company, through unanimous written consent, granted 71,500,000 and 71,500,000 stock options at an exercise price of $0.03 (market value of the Company’s stock on Grant Date), to its CEO and to a director, respectively. 23,833,333 of such stock options vest on April 14, 2016 and expire on April 14, 2021, 23,833,333 of such stock options shall vest on April 14, 2017 (first anniversary of Grant Date) and expire on April 14, 2021 and 23,833,334 of such stock options shall vest on April 14, 2018 (second anniversary of Grant Date) and expire on April 14, 2021. The fair value of each of the 71,500,000 options at Grant Date is $2,056,059 (aggregate total of $4,112,118).

On April 14, 2016, the Board of Director of the Company, through unanimous written consent approved Amendment No.1 to the Nathanielsz Employment Agreement to include a provision in the Nathanielsz Employment Agreement pursuant to which the Company will pay Mr. Nathanielsz a monthly amount to cover the costs relating to Mr. Nathanielsz use of a vehicle.

On April 14, 2016, the Board of Director of the Company, through unanimous written consent approved the payment of an annual bonus to the Company’s CEO based on certain performance achievements in 2015 in accordance with the terms of the Nathanielsz Employment Agreement. The bonus amount approved was $200,000 AUD (or 66.66% of the CEO’s current base salary).

On April 22, 2016, the Company entered into an agreement with a consultant to provide services over a one year period. The Company agreed to issue the consultant 6,250,000 shares of common stock. The Company valued the 6,250,000 shares based on the market price on the effective date of the agreement of $0.03 and will amortize the $187,500 over the one year term of the agreement. The Company also agreed to issue the consultant an additional total of 3,750,000 shares of common stock upon completion of certain services. On April 30, 2016, the Company issued 6,250,000 shares of common stock related to this agreement.

NOTE 13 – SUBSEQUENT EVENTS

Subsequent to June 30, 2015, the Company received payment of the Secured Investor Note of $220,000 less OID of $20,000, that was issued on June 4, 2015. The Company received interest proceeds of $1,997 from the Secured Investor Note resulting in net cash proceeds of $201,997 received by the Company. The Secured Investor Note is convertible, at the option of the lender, to common stock of the Company at any time after the effective date at a price of $0.07 per share (See Note 6).

On July 14, 2015, the Company received payment of three Note Receivables of $352,500, that offset three of the Back-End Notes that were issued on May 19, 2015. Proceeds from the Note Receivables of $17,690 were paid directly to legal fees resulting in net cash proceeds of $334,810 received by the Company. As a result, these Back-End Notes are now eligible for conversion at a rate of 55% of the lowest trading bid price of the Company’s common stock for the ten prior trading days including the date upon which the conversion notice was received (See Note 6).

On July 15, 2015, the Company paid cash of $137,915 as payment in full of a convertible promissory note dated March 12, 2015. The repayment amount included principal of $104,000, accrued interest of $2,872 and a prepayment penalty of $31,043 (See Note 6).

On August 14, 2015, pursuant to a conversion notice, $20,500 of principal and interest was converted at $0.02365 into 866,796 shares of common stock (See Note 6).

On August 14, 2015, pursuant to a conversion notice, $20,802 of principal and interest was converted at $0.02365 into 879,585 shares of common stock (See Note 6).

On August 26, 2015, pursuant to a conversion notice, $26,068 of principal and interest was converted at $0.018425 into 1,414,843 shares of common stock (See Note 6).

On August 26, 2015, the Company issued 560,000 shares of common stock to a consultant. The Company valued the 560,000 shares based on the market price on the issuance date of $0.04.

On September 1, 2015, pursuant to a conversion notice, $25,723 of principal and interest was converted at $0.018425 into 1,396,108 shares of common stock (See Note 6).

On September 4, 2015, pursuant to a conversion notice, $15,648 of principal and interest was converted at $0.018425 into 849,263 shares of common stock (See Note 6).

On September 8, 2015, the Company issued 600,000 shares of common stock to a member of the Company’s Scientific Advisory Board. The Company valued the 600,000 shares based on the market price on the issuance date of $0.0369.

On September 16, 2015, pursuant to a conversion notice, $15,687 of principal and interest was converted at $0.018975 into 826,726 shares of common stock (See Note 6).

On September 18, 2015, pursuant to a conversion notice, $15,694 of principal and interest was converted at $0.017875 into 877,969 shares of common stock (See Note 6).

On September 22, 2015, pursuant to a conversion notice, $15,638 of principal and interest was converted at $0.01716 into 911,294 shares of common stock (See Note 6).

On September 24, 2015, (the “Issuance Date”), the Company entered into a Promissory Note with a Lender whereby the Lender loaned the Company $1,200,000 in exchange for the issuance of a Promissory Note (the “Note”). The Company issued a note with a principal amount of $1,200,000 to the Lender. The debenture has a maturity date of the earlier of: (i) the date on which the Company closes a subsequent equity offering in an amount greater than the principal amount of the Note; or (ii) June 24, 2016. On its face, the Note does not accrue any interest. In the event that the Lender does not proceed with a subsequent financing, beginning on the 46th day following the Issuance Date, the Note will have a one-time interest adjustment of $180,000 on the outstanding principal of the Note. Additionally, if the Lender does not wish to proceed with a subsequent financing, the Note will also be convertible into common stock at the lower of (i) $0.0346; or (ii) a twenty percent (20%) discount to the average of the two lowest closing prices of the common stock in the five trading days prior to the date of conversion. In connection with the Note, the Company entered into a Security Agreement dated September 24, 2015 with the Lender whereby the Company agreed to grant to Lender an unconditional and continuing, first priority security interest in all of the assets and property of the Company to secure the prompt payment, performance and discharge in full of all of Company’s obligations under the Note, provided, however that in the event the Lender does not proceed with a subsequent financing, any and all security interests shall be removed.